Prepaid expenses	6 Months Ended
Jun. 30, 2026
Prepaid expenses
Prepaid expenses
12 Prepaid expenses
As of June 30, 2026, prepaid expenses were comprised of prepaid server hosting fees and software licenses of USD3,211 thousand (December 31, 2025: USD2,822 thousand), prepaid rent of USD198 thousand (December 31, 2025: USD222 thousand), prepaid insurance of USD1,780 thousand (December 31, 2025: USD832 thousand) and advance payments to the Group’s partners for online payment services amounting to USD89 thousand (December 31, 2025: USD119 thousand). The remaining amount of USD303 thousand (December 31, 2025: USD72 thousand) relates to other goods and services, namely travel and entertainment and professional fees.